Schedule of accounts receivable, net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Credit Loss [Abstract]
Accounts receivable	$ 1,594,366	$ 2,617,164
Less: allowance for credit losses
Accounts receivable, net	$ 1,594,366	$ 2,617,164